Financial risk management (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [abstract]
Exchange variation on P&L, net	R$ (10,645)	R$ 55,217